ACQUISITIONS	12 Months Ended
Dec. 31, 2016
ACQUISITIONS
ACQUISITIONS

4.ACQUISITIONS

(1)Acquisition of Gold Master HK

On August 31, 2016, the Group acquired 100% of the shares of Gold Master HK. The results of Gold Master HK’s operations have been included in the consolidated financial statements since acquisition date. Gold Master HK is engaged in providing online spot commodity trading services to customers in China on Shanghai Exchange through its wholly owned subsidiary, Gold Master. A combination of cash and share consideration has been transferred to acquire the business, including RMB282 million in cash and 200,890,940 newly issued Yintech ordinary shares. The following table summarizes the consideration paid for Gold Master HK and the estimated aggregate fair values of the assets acquired and liabilities assumed as of the respective dates of acquisition:

Consideration

Cash	281,619

Equity instrument (200,890,940 ordinary shares of the Company)	1,146,252

Fair value of total consideration transferred	1,427,871

Recognized amounts of identifiable assets acquired and liabilities assumed

Cash	181,538

Available-for-sale investments	9,000

Equipment and leasehold improvements	6,236

Intangible assets	429,806

Other assets	95,568

Accounts payable	(12,580)

Accrued employee benefits	(67,579)

Deferred tax liabilities	(103,273)

Other liabilities	(176,568)

Total identifiable net assets acquired	362,148

Goodwill	1,065,723

Total	1,427,871

The fair value of the 200,890,940 ordinary shares issued as part of the consideration paid for Gold Master HK (RMB1,146 million) was determined on the basis of the closing market price of the Company’s ordinary shares on the acquisition date.

The Group has completed valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The acquired intangible assets include a customer list of RMB239.31 million (6-year weighted average useful life), a trademark of RMB150.64 million (10-year weighted average useful life), a licence in Shanghai Exchange of RMB37.00 million (indefinite-lived intangible assets) and software of RMB2.86 million (10-year weighted average useful life).

As a result of the acquisition, the Group is expected to enhance its presence on the Shanghai Exchange and extend its leadership from spot trading of silver to gold. It also expects to reduce costs through economy of scale. The goodwill of RMB 1,065.72 million arising from the acquisition is primarily attributable to the synergies and economy of scale, and is not amortizable for tax purpose.

The amounts of Gold Master HK’s consolidated revenue and net income included in the Group’s consolidated statement of comprehensive income for the year ended December 31, 2016 are RMB322.43 million and RMB144.31 million, respectively.

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2014, 2015 and 2016, as if the business combination had occurred on January 1, 2014, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually took place on the beginning of the periods presented, and may not be indicative of future operating results.

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
	Unaudited	Unaudited	Unaudited	Unaudited

Pro forma revenue	1,225,293	1,453,435	3,180,238	458,050
Pro forma net income	470,006	457,002	1,043,924	150,356

(2)Other acquisitions in 2016

The Group also completed other business combinations during 2016, including Da Xiang Ping Tai, Yin He You and Yin Ru Yi, which the Group expected to complement its existing businesses and achieve synergies. The results of the acquired entities’ operations have been included in the Group’s consolidated financial statements since their respective dates of acquisition.

The Group completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

Consideration
Cash	48,058

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	38,726
Equipment and leasehold improvements	3,766
Intangible assets	89
Other assets	75,295
Accounts payable	(611)
Accrued employee benefits	(1,935)
Other liabilities	(68,050)

Total identifiable net assets acquired	47,280
Noncontrolling interest	(3,000)
Goodwill	3,778

Total	48,058

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Group’s consolidated results of operations.

(3)Acquisition of Sheng Ding in 2015

On November 16, 2015, the Group acquired 100% of the shares of Sheng Ding from third parties. The results of Sheng Ding’s operations have been included in the combined and consolidated financial statements since that date. Set up in October 30, 2012, Sheng Ding is engaged in providing trading and investment services for online spot commodity trading through Guangdong Exchange. The goodwill of RMB 0.10 million arising from the acquisition was recorded in other assets in the consolidated balance sheet as of December 31, 2015 and is reclassified to goodwill in 2016. The goodwill is not amortizable for tax purpose.

The following table summarizes the consideration paid for Sheng Ding and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date.

Consideration
Cash	10,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	6
Deposit with clearing organization	22,349
Other liabilities	(12,457)

Total identifiable net assets acquired	9,898
Goodwill	102

Total	10,000